Subsequent Events (Details) - USD ($)				1 Months Ended	9 Months Ended
	Nov. 03, 2023	Nov. 01, 2023	Oct. 04, 2023	Jan. 29, 2023	Sep. 30, 2023
Subsequent Events (Details) [Line Items]
Repayment of loan.					5.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan amount		$ 335,000
Repayment of loan.	5.00%
Principal amount				$ 50,000
Fourth eternal loan, description				The Fourth Eternal Loan is available to be drawn down from January 29, 2023 to March 31, 2023, and its maturity date is January 31, 2025.
Trust Accounts [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital account			$ 75,000